Related Party Disclosures - Amounts Due From Affiliated Companies (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (15,384)
Amounts due from affiliate companies		$ 75,359
Navios Holdings (Parent) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	0
Amounts due from affiliate companies		75,077
Peers Business Inc. (Other related party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	(15,000)
Amounts due from affiliate companies		0
Navios Shipmanagement Inc. (Other Related Party) [member]
Disclosure of transactions between related parties [line items]
Amounts due to affiliate companies	$ (384)
Amounts due from affiliate companies		$ 282